Investments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended		12 Months Ended
	May 31, 2013	Nov. 25, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 25, 2011
Schedule of Investments [Line Items]
Percentage of acquired interest				10.00%		15.00%
Purchase of investments		$ 9,750		$ 160
Option description			In addition, on November 25, 2011, the Company entered into a put and call agreement with Scene. The Company decided not to exercise the put option.
Proceeds from sale of equity affiliate	9,750			9,750
Dividend income			$ 0	$ 225	$ 339